Accounting estimates and management judgements	12 Months Ended
Dec. 31, 2022
Accounting estimates and management judgements [Abstract]
Accounting estimates and management judgements
2.	Accounting estimates and management judgements

ADSE makes certain estimates and assumptions regarding the future. Estimates and judgements are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. Revisions of estimates are reported prospectively. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Information about estimates and assumptions that may have a material effect on recognition and measurement of assets, liabilities, income, and expenses are provided below:

Revenue from contracts with customers (note 4.1.1)

Contracts where ADSE provides services to customers, and which are realized over time usually require an estimate regarding future costs to be incurred until completion of the contract. The resulting margin is thus estimated by management based on historical data and current forecasting and reviewed at least annually.

Useful lives of depreciable assets (note 4.2.1, 4.2.2 and 4.2.3)

The expected useful lives for intangible assets, right-of-use assets, and items of property, plant, and equipment and the associated amortization or depreciation expenses are determined based on the expectations and assessments of management. If the actual useful life is less than the expected useful life, the amount of depreciation or amortization is adjusted accordingly. As part of the determination of impairment losses on fixed assets, estimates relating to the reason, timing and amount of the impairments are also made. Useful lives are reassessed on a regular basis. Uncertainties in these estimates relate to technological obsolescence that may change the utility of certain software and IT equipment.

Impairment of non-financial assets (note 4.2.1, 4.2.2 and 4.2.3)

ADSE assesses whether there are any indicators of impairment for all non-financial assets at each reporting date. Other non-financial assets are tested for impairment when there are indications that the carrying amounts may not be recoverable.

Inventories (note 4.2.5)

Management estimates the net realizable values of inventories, considering the most reliable evidence available at the reporting date.

Allowances for expected credit losses (ECL) of trade receivables and contract assets (note 4.1.1 and 4.2.6)

Management determines the expected credit losses (ECL) as a probability-weighted estimate of credit losses over the expected life of the trade receivables and contract assets (simplified approach). The most common-used calculation formula for ECL according to IFRS 9 which is applied in accordance with our accounting policy is:

ECL = EAD * PD * LGD

[Expected Credit Losses = Exposure at Default (gross value) * Probability of Default * Loss Given Default]

Exposure at Default is the amount outstanding. Probability of default (PD) rates are determined by an external service provider, which is a credit insurance group.

Management estimates loss given default (LGD) rates. ADSE uses a LGD rate of 40% as a management evaluation.

Provisions (note 4.2.12)

Provisions are recognized for various circumstances as part of ordinary operating activities. The amount of the anticipated cash outflows is determined based on assumptions and estimates for each specific circumstance and reflects the most probable settlement amount of the present obligation at the reporting date. These assumptions may be subject to changes, which lead to a deviation in future periods.

Recoverability of deferred tax assets (note 4.1.7)

Deferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, tax loss carryforwards and tax credits can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning opportunities.

ADSE assesses the recoverability of deferred tax assets at each balance sheet date based on planned taxable income in future fiscal years; if it is assumed that future tax benefits cannot be utilized, a valuation allowance is made on the deferred tax assets.

Uncertain tax positions (note 4.1.7)

In cases for which it is probable that amounts declared as expenses in the tax returns might not be recognized (uncertain tax positions), a liability for income taxes is recognized. The amount is based on the best estimate of the expected tax payment (expected value or most likely amount). Tax refund claims from uncertain tax positions are recognized when it is probable that they can be realized. In the case of tax loss, no liability for taxes or tax claim is recognized for these uncertain tax positions. Instead, the deferred tax assets for the unused tax loss carryforwards or tax credits are to be adjusted.

Share-based payments (note 4.3)

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. Management has grouped the beneficiaries into homogeneous groups based on their level of hierarchy to derive exit rates based on past and expected future fluctuations resulting in expected exit rates of 0-5% for all periods presented. The assumptions and models used for estimating the fair value of equity settled share-based payments are disclosed in note 4.3.